Cover	Oct. 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001371571
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	INVESCO DB US DOLLAR INDEX TRUST
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33317
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Invesco Capital Management LLC
Entity Address, Address Line Two	3500 Lacey Road
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	800
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
INVESCO DB US DOLLAR INDEX BULLISH FUND [Member]
Document Information [Line Items]
Entity Central Index Key	0001383151
Entity Registrant Name	INVESCO DB US DOLLAR INDEX BULLISH FUND
Entity File Number	001-33314
Entity Tax Identification Number	87-0778082
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	UUP
Security Exchange Name	NYSEArca
INVESCO DB US DOLLAR INDEX BEARISH FUND [Member]
Document Information [Line Items]
Entity Central Index Key	0001383149
Entity Registrant Name	INVESCO DB US DOLLAR INDEX BEARISH FUND
Entity File Number	001-33318
Entity Tax Identification Number	87-0778084
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	UDN
Security Exchange Name	NYSEArca